[LOGO]
[THE HARTFORD]

May 2, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

Re:          Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                   The Prospectus and Statement of Additional Information, reflected in Exhibit A, that would have been filed on behalf of the Registrant under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                   The text of the Registrant’s most recent post-effective amendments has been filed electronically with the Securities and Exchange Commission on April 15, 2011.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-5910.

Very truly yours,

/s/ Sharon Tomko

Sharon Tomko
Senior Legal Specialist

Exhibit A

Hartford Life Insurance Company Separate Account Three
File No. 333-136543	The Director 2008

Hartford Life Insurance Company Separate Account Seven
File No. 333-136547	Hartford Leaders Foundation II
File No. 333-159545	HPRM I V-A
File No. 333-148554	Hartford Leaders Edge IV
File No. 333-148553	Hartford Leaders Foundation I

Hartford Life and Annuity Insurance Company Separate Account Three
File No. 333-136545	The Director 2008

Hartford Life and Annuity Insurance Company Separate Account Seven
File No. 333-136548	Hartford Leaders Foundation II
File No. 333-159547	HPRM I V-A
File No. 333-148555	Hartford Leaders Edge IV
File No. 333-148566	Hartford Leaders Foundation I